Financial Assets - Contractual Maturity Schedule of Securities Purchased under Agreements to Resell (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	¥ 7,947	¥ 4,467
Within 30 days [member]
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	¥ 7,947	¥ 4,467